Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	$ 11,434	$ 5,293
At one point in time [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	8,600	4,944
Over time [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	2,834	349
Semiconductors segment [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	8,603	4,825
Semiconductors segment [Member] | Secure Chips [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	8,436	4,710
Semiconductors segment [Member] | Certificates [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	167	115
Semiconductors segment [Member] | At one point in time [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	8,576	4,818
Semiconductors segment [Member] | At one point in time [Member] | Secure Chips [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	8,436	4,710
Semiconductors segment [Member] | At one point in time [Member] | Certificates [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	140	108
Semiconductors segment [Member] | Over time [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	27	7
Semiconductors segment [Member] | Over time [Member] | Certificates [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	27	7
ASIC segment [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	2,504
ASIC segment [Member] | ASIC Design [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	2,500
ASIC segment [Member] | ASIC Production [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	4
ASIC segment [Member] | At one point in time [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	4
ASIC segment [Member] | At one point in time [Member] | ASIC Production [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	4
ASIC segment [Member] | Over time [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	2,500
ASIC segment [Member] | Over time [Member] | ASIC Design [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	2,500
Non-reportable segments [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	327	468
Non-reportable segments [Member] | At one point in time [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	20	126
Non-reportable segments [Member] | Over time [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	$ 307	$ 342